Consolidated subsidiaries (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Korea Hydro & Nuclear Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea South-East Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Midland Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Western Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Southern Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea East-West Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Engineering & Construction Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[1]	Architectural engineering for utility plant and others	Architectural engineering for utility plant and others
Country of incorporation of subsidiary	[1]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[1]	65.77%	65.77%
KEPCO Plant Service & Engineering
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		51.00%	51.00%
KEPCO Nuclear Fuel
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Nuclear fuel	Nuclear fuel
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		96.36%	96.36%
KEPCO KDN
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Electric power information technology and others	Electric power information technology and others
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Garolim Tidal Power Plant
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[2]	Power generation	Power generation
Country of incorporation of subsidiary	[2]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[2]	49.00%	49.00%
KEPCO International HongKong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO International Philippines
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Gansu International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Philippines Holdings
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Philippines Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Ilijan Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		51.00%	51.00%
KEPCO Lebanon SARL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		LEBANON	LEBANON
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Neimenggu International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Shanxi International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		HONG KONG	HONG KONG
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Global Pte
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		SINGAPORE	SINGAPORE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Canada Energy
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		0.00%	100.00%
Reason		Liquidated
KEPCO Netherlands B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOREA Imouraren Uranium Investment Corp.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		FRANCE	FRANCE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSEP Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Middle East Holding Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		BAHRAIN	BAHRAIN
Proportion of ownership interest in subsidiary		100.00%	100.00%
Qatrana Electric Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		80.00%	80.00%
KHNP Canada Energy
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Bylong Australia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Waterbury Uranium Limited Partnership
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		79.64%	79.64%
Korea Electric Power Nigeria
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		NIGERIA	NIGERIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Holdings de Mexico
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		100.00%	100.00%
KST Electric Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		56.00%	56.00%
KEPCO Energy Service Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		MEXICO	MEXICO
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Netherlands S3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		51.00%	51.00%
PT. Cirebon Power Service
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[2]	Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary	[2]	INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary	[2]	27.50%	27.50%
KOWEPO International Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		99.99%	99.99%
KOSPO Jordan
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Philippines Corporation
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP America
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Renewable
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
DG Fairhaven Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
DG Whitefield
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Springfield Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KNF Canada Energy Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CANADA	CANADA
Proportion of ownership interest in subsidiary		96.36%	96.36%
PT KEPCO Resource Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		0.00%	100.00%
Reason		Liquidated
EWP Barbados 1 SRL
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		BARBADOS	BARBADOS
Proportion of ownership interest in subsidiary		100.00%	100.00%
California Power Holdings
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Gyeonggi Green Energy
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		62.01%	62.01%
PT. Tanggamus Electric Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		52.50%	52.50%
Gyeongju Wind Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		70.00%	70.00%
KOMIPO America
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWPRC Biomass Holdings
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSEP USA INC.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. EWP Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		99.96%	99.96%
KEPCO Netherlands J3 B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Korea Offshore Wind Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Global One Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Global Energy Pioneer B.V.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		NETHERLANDS	NETHERLANDS
Proportion of ownership interest in subsidiary		100.00%	100.00%
Mira Power Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[3]	Power generation	Power generation
Country of incorporation of subsidiary	[3]	PAKISTAN	PAKISTAN
Proportion of ownership interest in subsidiary	[3]	76.00%	76.00%
KOSEP Material
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[4]	Recycling fly ashes	Recycling fly ashes
Country of incorporation of subsidiary	[4]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[4]	86.22%	86.22%
Commerce and Industry Energy
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[5]	Power generation	Power generation
Country of incorporation of subsidiary	[5]	KOREA	KOREA
Proportion of ownership interest in subsidiary	[5]	59.03%	59.03%
KEPCO Singapore Holdings Pte.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		SINGAPORE	SINGAPORE
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO India Private Limited
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities	[6]	Holding company	Holding company
Country of incorporation of subsidiary	[6]	INDIA	INDIA
Proportion of ownership interest in subsidiary	[6]	0.00%	100.00%
Reason	[6]	Liquidating
KEPCO KPS Philippines Corp.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		PHILIPPINES	PHILIPPINES
Proportion of ownership interest in subsidiary		51.00%	51.00%
KOSPO Chile SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		CHILE	CHILE
Proportion of ownership interest in subsidiary		100.00%	100.00%
PT. KOWEPO Sumsel Operation and Maintenance Services
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		95.00%	95.00%
HeeMang Sunlight Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Fujeij Wind Power Company
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		JORDAN	JORDAN
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Youngnam Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Operation of utility plant	Operation of utility plant
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		50.00%	50.00%
HI Carbon Professional Private Special Asset Investment Trust 1
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		96.67%	96.67%
Chitose Solar Power Plant LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		JAPAN	JAPAN
Proportion of ownership interest in subsidiary		80.10%	80.10%
KEPCO Energy Solution
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Energy service	Energy service
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
Solar School Plant
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Power Services Limitada
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		CHILE	CHILE
Proportion of ownership interest in subsidiary		65.00%	65.00%
Energy New Industry Specialized Investment Private Investment Trust
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		99.01%	99.75%
KOEN Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOMIPO Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOSPO Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
EWP Bylong
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Resources development	Resources development
Country of incorporation of subsidiary		AUSTRALIA	AUSTRALIA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KOWEPO Lao International
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others	Utility plant maintenance and others
Country of incorporation of subsidiary		LAOS	LAOS
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO US
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		100.00%	100.00%
KEPCO Alamosa
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		50.51%	50.51%
Cogentrix Solar Services
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		0.00%	50.51%
Reason		Liquidated
Solar Investments I
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		0.00%	50.51%
Reason		Liquidated
Cogentrix of Alamosa
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		50.51%	50.51%
KEPCO-LG CNS Mangilao Holdings
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		70.00%	70.00%
Mangilao Investment
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		70.00%	70.00%
KEPCO-LG CNS Mangilao Solar
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		USA	USA
Proportion of ownership interest in subsidiary		70.00%	70.00%
Jeju Hanlim Offshore Wind Co
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation	Power generation
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		68.84%	70.22%
PT. Siborpa Eco Power
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Construction and operation of utility plant	Construction and operation of utility plant
Country of incorporation of subsidiary		INDONESIA	INDONESIA
Proportion of ownership interest in subsidiary		55.00%	64.71%
BSK E-New Industry Fund VII
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		80.86%	81.47%
e-New Industry LB Fund 1
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		75.36%	75.92%
Songhyun e-New Industry Fund
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company	Holding company
Country of incorporation of subsidiary		KOREA	KOREA
Proportion of ownership interest in subsidiary		79.85%	80.45%
PT. Korea Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others
Country of incorporation of subsidiary		INDONESIA
Proportion of ownership interest in subsidiary		95.00%
Reason		Newly Established
KOLAT SpA
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others
Country of incorporation of subsidiary		CHILE
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KEPCO California, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KEPCO Mojave Holdings, LLC
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Holding company
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
Incheon Fuel Cell Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Power generation
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		60.00%
Reason		Newly Established
KOEN Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KOMIPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KOWEPO Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
KOSPO Service Co., Ltd
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
EWP Service Co., Ltd.
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Facility maintenance and service
Country of incorporation of subsidiary		KOREA
Proportion of ownership interest in subsidiary		100.00%
Reason		Newly Established
PT. KOMIPO Energy Indonesia
Disclosure - Ownership of KEPCO and its material consolidated subsidiaries [Line Items]
Key operation activities		Utility plant maintenance and others
Country of incorporation of subsidiary		INDONESIA
Proportion of ownership interest in subsidiary		95.00%
Reason		Newly Established

[1]	Considering treasury stocks, the effective percentage of ownership is 66.08%.
[2]	These subsidiaries are included in the consolidated financial statements as the Company obtained the majority of the voting power through the shareholders' agreement.
[3]	As of reporting date, the annual reporting period of all subsidiaries is December 31, except for Mira Power Limited which is November 30.
[4]	The effective percentage of ownership has increased to 86.22% since Long Lasting Value exercised the put option to sell its investment to KOSEP during the year ended December 31, 2017.
[5]	The Company guarantees a certain return on investment related to Commerce and Industry Energy Co., Ltd. for the financial investors. The financial investors have a right to sell their shares to the Company which can be exercised 84 months after the date of investment. Accordingly, the purchase price including the return on investment is classified as a liability.
[6]	KOWEPO India Private Limited was in the process of liquidating its business as of December 31, 2018 and has been reclassified to assets held-for-sale, accordingly.